Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Comprehensive Income [Abstract]
Profit/(loss) after tax for the year		$ 8,851	$ 4,776	$ (1,719)
Items that will not be reclassified to profit or loss:
Actuarial gains/(losses) on post-retirement benefit plans		6	(90)	619
Tax relating to this component of other comprehensive income		(12)	29	(175)
Adjustments to deferred tax on post-retirement benefit plans due to changes in corporate tax rates in the US and France		(140)
Items that will not be reclassified to profit or loss		(146)	(61)	444
Items that have been/may be subsequently reclassified to profit or loss:
Currency translation adjustment	[1]	3,096	(157)	(2,395)
Currency translation on companies disposed of, transferred to the income statement		78	99	(2)
Fair value movements:
– Cash flow hedge gains/(losses)		62	(88)	(41)
– Cash flow hedge (gains)/losses transferred to the income statement		(62)	116	32
– Gains/(losses) on revaluation of available for sale securities		19	13	(19)
– Losses on revaluation of available for sale securities transferred to the income statement		8		11
Tax relating to these components of other comprehensive income		(1)	4	(3)
Share of other comprehensive income/(loss) of equity accounted units, net of tax		34	11	(57)
Other comprehensive income/(loss) for the year, net of tax		3,088	(63)	(2,030)
Total comprehensive income/(loss) for the year	[2]	11,939	4,713	(3,749)
– attributable to owners of Rio Tinto		11,691	4,504	(2,443)
– attributable to non-controlling interests		$ 248	$ 209	$ (1,306)

[1]	Excludes a currency translation gain of US$310 million (2016: charge of US$35 million; 2015: charge of US$503 million) arising on Rio Tinto Limited’s share capital for the year ended 31 December 2017, which is recognised in the Group statement of changes in equity. Refer to Group statement of changes in equity on page 116.
[2]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited share capital.